Warrants - Schedule of Fair Value Outstanding Series A Warrants (Details) - Series A warrants [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Outstanding Series A Warrants [Line Items]
Balance beginning (in Shares)		4,636,364
Balance beginning		$ 1,564,773
Issuance of warrants - October 2023 (in Shares)			4,636,364
Exercise of warrants (in Shares)		1,654,546
Balance ending (in Shares)		2,981,818	4,636,364
Initial measurement			$ 1,287,173
Change in fair value		$ 5,688,891	277,600
Exercise of warrants	[1]	(2,742,173)
Balance ending		$ 4,511,491	$ 1,564,773

[1]	See note 10B